Basic and diluted net income per share (Tables)	12 Months Ended
Dec. 31, 2022
Basic and diluted net income per share
Schedule of calculation of basic and diluted net income per share

Basic and diluted net income per share for the years ended December 31, 2020, 2021 and 2022 are calculated as follows:

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Numerator:
Net (loss) income from continuing operations attributable to common shareholders of JOYY Inc.	(28,305)	(125,096)	119,465
Dilutive effect of convertible bonds	—	—	11,740
Numerator for diluted (loss) income per share from continuing operations	(28,305)	(125,096)	131,205

Net income from discontinued operations attributable to common shareholders of JOYY Inc.	1,391,638	35,567	—
Incremental dilution from Huya(1)	(655)	—	—
Numerator for diluted income per share from discontinued operations	1,390,983	35,567	—

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,600,199,759	1,562,016,001	1,439,390,191
Dilutive effect of convertible bonds	—	—	193,704,343
Dilutive effect of restricted stock	—	—	7,524,041
Dilutive effect of restricted share units	—	—	4,829,865
Denominator for diluted calculation	1,600,199,759	1,562,016,001	1,645,448,440

Basic net income (loss) per Class A and Class B common share	0.85	(0.06)	0.08
Continuing operations	(0.02)	(0.08)	0.08
Discontinued operations	0.87	0.02	—
Diluted net income (loss) per Class A and Class B common share	0.85	(0.06)	0.08
Continuing operations	(0.02)	(0.08)	0.08
Discontinued operations	0.87	0.02	—

Basic net income (loss) per ADS*	17.04	(1.14)	1.66
Continuing operations	(0.35)	(1.60)	1.66
Discontinued operations	17.39	0.46	—
Diluted net income (loss) per ADS*	17.04	(1.14)	1.59
Continuing operations	(0.35)	(1.60)	1.59
Discontinued operations	17.39	0.46	—

*    Each ADS represents 20 common shares.

27.  Basic and diluted net income per share (continued)

(1) In calculation of diluted net income per share, assuming a dilutive effect, all of Huya’s existing unvested restricted share units and unexercised share options are treated as vested and exercised by Huya under the treasury stock method, causing the decrease percentage of the weighted average number of shares held by the Company in Huya. As a result, Huya’s net income (loss) attributable to the Company on a diluted basis decreased accordingly, which is presented as “incremental dilution from Huya” in the table.

Schedule of shares outstanding were excluded from the calculation of diluted net (loss) income per share

	For the year ended December 31,
	2020	2021	2022

Shares issuable upon exercise of share options	10,307,400	9,414,400	9,414,400
Shares issuable upon exercise of restricted share units	72,652,890	24,027,895	—
Shares issuable upon exercise of restricted share	26,420,365	15,149,405	—
Shares issuable upon conversion of convertible bonds	210,568,000	201,677,195	—